Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying unaudited interim financial statements have been prepared by the Company, in accordance with generally accepted accounting principles pursuant to Regulation S-X of the Securities and Exchange Commission. Accordingly, these interim financial statements should be read in conjunction with the Company’s financial statements and related notes as contained in Form 20-F for the year ended December 31, 2011. In the opinion of management, the interim financial statements reflect all adjustments, including normal recurring adjustments, necessary for fair presentation of the interim periods presented. The results of the operations for the six months ended June 30, 2012 are not necessarily indicative of the results of operations to be expected for the full year.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Geographical Risk [Policy Text Block]

Geographical Risk

The Company’s operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Share

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the period. The 1,564,000 units issued to the Company’s Initial Shareholders were issued for $0.001 per share, which is considerably less than the Offering per-share price; such shares have been assumed to be retroactively outstanding for the period since inception. In March 2011, the Company’s Initial Shareholders forfeited, and the Company cancelled 156,400 units. On May 10, 2011, the Company’s initial shareholders further forfeited, and the Company cancelled additional 165,592 units in connection with the partial exercise of the underwriters’ over-allotment option.

Potentially dilutive securities include:

	For the six months ended	For the six months ended
	June 30, 2012	June 30, 2011
	(Unaudited)	(Unaudited)
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

The warrants and options have been excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

The adoption of recently effective accounting standards did not have a material effect on the Company’s financial statements; nor does the Company believe that any other recently issued, but not yet effective, accounting standards will have a material effect on the Company’s financial position or results of operations when adopted.